As filed with the Securities and Exchange Commission on January 15, 2014

Registration No. 333-89661; 811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 128

☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 129

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Marsico 21st Century Fund and Columbia Marsico Global Fund series. Information contained in the Registrant’s Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 15th day of January, 2014.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	January 15, 2014

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	January 15, 2014

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	January 15, 2014

/s/ William P. Carmichael* William P. Carmichael	Chairman of the Board	January 15, 2014

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	January 15, 2014

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	January 15, 2014

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	January 15, 2014

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	January 15, 2014

/s/ William A. Hawkins* William A. Hawkins	Trustee	January 15, 2014

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	January 15, 2014

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Trustee	January 15, 2014

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	January 15, 2014

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	January 15, 2014

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	January 15, 2014

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	January 15, 2014

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	January 15, 2014

/s/ William F. Truscott* William F. Truscott	Trustee	January 15, 2014

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga** Attorney-in-Fact January 15, 2014

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated April 17, 2013 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 2, 2013.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase